Submission	Jun. 17, 2026
Submission [Line Items]
Central Index Key	0000821002
Registrant Name	G III APPAREL GROUP LTD /DE/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES